PROPERTY AND EQUIPMENT - Additional information (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) aircraft	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Property, plant and equipment [abstract]
Sale and leaseback transactions, number of aircraft | aircraft	2
Sale and leaseback transactions, gain (loss) | R$	R$ 60,270	R$ 91,613	R$ (6,356)